EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For 2020, 2019 and 2018, the basic and diluted profit (loss) per share is:

	2020	2019	2018
Net profit attributable to equity owners of the parent (in €’000)	33,035	36,195	24,993
Weighted average shares outstanding	636,268,929	626,315,013	606,618,117
Basic earnings per share (in €)	0.051	0.058	0.041
Weighted average diluted shares outstanding	682,737,280	673,519,995	653,527,702
Diluted earnings per share (in €)	0.048	0.054	0.038

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2020 and April 7, 2021 are shown in the table below:

	December 31, 2020	Shares issued	Shares reserved	April 7, 2021
Shares	638,821,619	2,300,290	168,105	641,290,014
Warrants	148,944	(60,915)	—	88,029
Options	50,106,488	(1,217,500)	(300,363)	48,588,625
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	9,979,208	(1,021,875)	(2,837,452)	6,119,881
Issued	761,468,881	—	(2,969,710)	758,499,171
Available for issue	118,531,119	—	2,969,710	121,500,829
Authorized share capital	880,000,000	—	—	880,000,000